Cover Page Cover Page		12 Months Ended
	Aug. 19, 2021	Dec. 31, 2021
Document Information and Entities [Line Items]
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	CorEnergy Infrastructure Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-3431375
Entity Address, Address Line One	1100 Walnut, Ste. 3350
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	875-3705
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001347652
Current Fiscal Year End Date		--12-31
Entity File Number	001-33292
Common Stock
Document Information and Entities [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CORR
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Preferred Stock
Document Information and Entities [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CORRPrA
Security Exchange Name	NYSE